Note 6 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total lease cost	$ 2,136	$ 1,522
Operating lease assets (Year)	2 years 8 months 12 days	1 year 6 months
Finance lease assets (Year)		10 months 24 days
Operating lease assets	10.00%	6.50%
Finance lease assets		6.50%
Operating cash flows from operating leases	$ 1,723	$ 1,350
Operating cash flows from finance leases	3	9
Financing cash flows from finance leases	85	96
Operating Expense [Member]
Operating lease cost	1,986	1,350
Short-term lease cost	94	97
Cost of Sales [Member]
Amortization of leased assets	53	66
Interest Expense [Member]
Interest on lease liabilities	$ 3	$ 9